Reportable Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Net sales:
Net sales	$ 5,525,782	$ 4,825,743	$ 4,605,289
Segment profit:
Segment profit	1,104,884	1,102,168	1,032,131
Interest income	1,504	2,512	2,793
Interest expense	(81,296)	(69,594)	(65,187)
Share-based compensation expense	(19,292)	(19,896)	(20,687)
Cost of products sold - restructuring	(38,552)	(54,089)	(3,870)
Cost of products sold - merger and integration	(4,610)	0	0
Other restructuring costs	(42,589)	(47,868)	(1,841)
Other merger and integration costs	(29,904)	(11,194)	(33,692)
Corporate administrative expenses	(191,654)	(184,849)	(181,132)
Other income (expense) - net	2,667	(26)	2,238
Income Before Income Taxes	701,158	717,164	730,753
Assets:
Assets	9,115,226	8,324,585	7,974,853
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	251,586	257,238	197,410
Additions to property, plant and equipment
Additions to property, plant and equipment	274,244	180,080	136,983
U.S. Retail Coffee [Member]
Net sales:
Net sales	2,297,737	1,930,869	1,700,458
Segment profit:
Segment profit	543,012	536,133	484,006
Assets:
Assets	5,033,561	4,830,127	4,625,502
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	102,323	95,423	99,490
Additions to property, plant and equipment
Additions to property, plant and equipment	86,903	59,910	52,198
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales	2,094,456	1,953,043	2,004,700
Segment profit:
Segment profit	393,300	406,455	407,721
Assets:
Assets	2,612,732	2,416,037	2,327,466
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	46,744	43,280	44,727
Additions to property, plant and equipment
Additions to property, plant and equipment	159,544	88,217	58,457
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales	1,133,589	941,831	900,131
Segment profit:
Segment profit	168,572	159,580	140,404
Assets:
Assets	1,179,624	684,434	694,478
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	37,698	41,680	28,976
Additions to property, plant and equipment
Additions to property, plant and equipment	27,797	31,953	26,328
Unallocated [Member]
Assets:
Assets	289,309	393,987	327,407
Depreciation, amortization, and impairment charges
Depreciation, amortization, and impairment charges	$ 64,821	$ 76,855	$ 24,217